SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS (Details)
₫ / shares in Units, $ / shares in Units, ₫ in Millions
	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫) ₫ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 VND (₫) ₫ / shares		Dec. 31, 2023 VND (₫) ₫ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 VND (₫) ₫ / shares	Dec. 31, 2021 VND (₫) ₫ / shares
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period	₫ (33,508,194)	$ (1,381,211,624)	₫ (27,773,382)	[1]	₫ (57,429,578)	$ (2,406,334,451)	₫ (49,848,870)	₫ (32,218,961)
Total comprehensive income/(loss)	(33,586,537)	(1,384,440,932)	(27,770,773)	[1]	(57,711,386)	(2,418,142,378)	(49,889,441)	(32,321,045)
Net loss attributable to non-controlling interests	(45,686)	(1,883,182)	(51,222)	[1]	(74,765)	(3,132,699)	(65,075)	(35,234)
Comprehensive loss attributable to controlling interest	₫ (33,540,851)	$ (1,382,557,749)	₫ (27,719,551)	[1]	₫ (57,636,621)	$ (2,415,009,679)	₫ (49,824,366)	₫ (32,285,811)
Basic (amount per share) | (per share)	₫ (14,312)	$ (0.59)	₫ (12,052)	[1]	₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Diluted (amount per share) | (per share)	₫ (14,312)	$ (0.59)	₫ (12,052)		₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period					₫ (57,429,578)	$ (2,406,334,451)
Total comprehensive income/(loss)					(57,711,386)	(2,418,142,378)
Net loss attributable to non-controlling interests					(74,765)	(3,132,699)
Comprehensive loss attributable to controlling interest					₫ (57,636,621)	$ (2,415,009,679)
Basic (amount per share) | (per share)					₫ (24,820)	$ (1.04)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period			₫ (26,656,027)		₫ (57,429,578)	$ (2,406,334,451)	₫ (49,848,870)
Total comprehensive income/(loss)			(26,653,418)
Net loss attributable to non-controlling interests			(49,338)
Comprehensive loss attributable to controlling interest			₫ (26,604,080)
Basic (amount per share) | ₫ / shares			₫ (11,567)
Diluted (amount per share) | ₫ / shares			₫ (11,567)		₫ (24,838)
As previously reported | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period					₫ (57,471,671)
Total comprehensive income/(loss)					(57,753,479)
Net loss attributable to non-controlling interests					(74,807)
Comprehensive loss attributable to controlling interest					₫ (57,678,672)
Basic (amount per share) | ₫ / shares					₫ (24,838)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period			₫ (1,117,355)
Total comprehensive income/(loss)			(1,117,355)
Net loss attributable to non-controlling interests			(1,884)
Comprehensive loss attributable to controlling interest			₫ (1,115,471)
Basic (amount per share) | ₫ / shares			₫ (485)
Diluted (amount per share) | ₫ / shares			₫ (485)		₫ 18
Restatement adjustments | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period					₫ 42,093
Total comprehensive income/(loss)					42,093
Net loss attributable to non-controlling interests					42
Comprehensive loss attributable to controlling interest					₫ 42,051
Basic (amount per share) | ₫ / shares					₫ 18

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).